Stock Option Plan (Details) - $ / shares	6 Months Ended	12 Months Ended
	Nov. 30, 2025	May 31, 2025	May 31, 2024	May 31, 2023
Granted			10,400
Options Outstanding	4,072,375	4,226,875	330,400	4,140,000
Weighted average exercise price, Granted			$ 0.75
Weighted Average Exercise Price, Options Outstanding		$ 0	$ 0.63	$ 0.75
Stock Option
Options Authorized	15,000,000	15,000,000
Granted	4,804,000	4,612,000
Exercised	360,000	360,000
Forfeited	(521,625)	(25,125)
Options Outstanding	3,922,375	4,226,875
Options Vested	1,872,817	1,596,850
Options unvested		2,630,025
Weighted average exercise price, Granted	$ 0.79	$ 0.79
Weighted average exercise price, Exercised	0.79	0.79
Weighted average exercise price, Forfeited	0.75	0.75
Weighted Average Exercise Price, Options Outstanding	0.79	0.79
Weighted average exercise price, Options Vested	$ 0.79	0.79
Weighted average exercise price, Options Unvested		$ 0.79
Weighted Average Remaining Contractual Term, Options (Years), Granted	5 years	5 years
Weighted Average Remaining Contractual Term, Options (Years), Outstanding	4 years	4 years 3 months
Weighted Average Remaining Contractual Term, Options Vested	3 years 9 months	4 years
Weighted Average Remaining Contractual Term, Options Unvested	4 years 18 days	4 years 3 months 18 days
Weighted average exercise price, options unvested	$ 0.79